Investment In Joint Venture - Summary Financial Information of Joint Venture (Detail) - Xuzhou-PAT Control Technologies Limited [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule Of Equity Method Investments [Line Items]
Cash	$ 485
Other current assets	7,233
Non-current assets	1,842
Current liabilities
Trade and other	(1,983)
Short term loans	(1,916)
Non-current liabilities	44
Fair value adjustment to net assets upon acquisition	(2,234)
Net assets	3,383
Revenue	4,153
Cost of sales	3,171
Depreciation and amortization	23
Finance costs	57
Administrative expenses	448
Earnings before income taxes	454
Income taxes	64
Earnings	$ 390